United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/11

Date of Reporting Period:  Six months ended 05/31/11

Item 1.                      Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R*	FTRKX
IS	FTRBX
SS**	FTRFX

*formerly, Class K Shares
**Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.

Federated Total Return Bond Fund

Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.22	0.42	0.50	0.51	0.50	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	0.31	1.16	(0.89)	0.07	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.73	1.66	(0.38)	0.57	0.62
Less Distributions:
Distributions from net investment income	(0.22)	(0.43)	(0.49)	(0.52)	(0.51)	(0.47)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.23)	(0.43)	(0.49)	(0.52)	(0.51)	(0.47)
Net Asset Value, End of Period	$11.30	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	2.05%	6.78%	17.28%	(3.78)%	5.53%	6.10%
Ratios to Average Net Assets:
Net expenses	0.90%[2]	0.90%	0.89%	0.89%	0.89%	0.93%
Net investment income	3.87%[2]	3.86%	4.53%	4.88%	4.76%	4.36%
Expense waiver/reimbursement[3]	0.09%[2]	0.11%	0.08%	0.17%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,004,894	$1,939,566	$991,255	$257,234	$213,721	$137,545
Portfolio turnover	33%	63%	49%	45%	36%	56%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.18	0.36	0.44	0.45	0.44	0.42
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.02	0.31	1.16	(0.89)	0.07	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.67	1.60	(0.44)	0.51	0.57
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.43)	(0.46)	(0.45)	(0.42)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.20)	(0.37)	(0.43)	(0.46)	(0.45)	(0.42)
Net Asset Value, End of Period	$11.30	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	1.77%	6.20%	16.64%	(4.30)%	4.97%	5.55%
Ratios to Average Net Assets:
Net expenses	1.45%[2]	1.45%	1.43%	1.43%	1.43%	1.45%
Net investment income	3.32%[2]	3.32%	4.05%	4.32%	4.19%	3.79%
Expense waiver/reimbursement[3]	0.07%[2]	0.07%	0.08%	0.17%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,369	$44,734	$39,972	$29,278	$32,126	$38,825
Portfolio turnover	33%	63%	49%	45%	36%	56%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.19	0.36	0.44	0.46	0.45	0.42
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	0.31	1.17	(0.90)	0.07	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.67	1.61	(0.44)	0.52	0.57
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.44)	(0.46)	(0.46)	(0.42)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.20)	(0.37)	(0.44)	(0.46)	(0.46)	(0.42)
Net Asset Value, End of Period	$11.30	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	1.79%	6.23%	16.68%	(4.27)%	5.01%	5.60%
Ratios to Average Net Assets:
Net expenses	1.42%[2]	1.42%	1.41%	1.40%	1.39%	1.40%
Net investment income	3.35%[2]	3.35%	4.03%	4.37%	4.24%	3.85%
Expense waiver/reimbursement[3]	0.06%[2]	0.07%	0.08%	0.17%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$168,683	$183,391	$129,779	$49,250	$43,205	$40,763
Portfolio turnover	33%	63%	49%	45%	36%	56%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.20	0.41	0.47	0.49	0.47	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.02	0.30	1.17	(0.90)	0.08	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.71	1.64	(0.41)	0.55	0.60
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.47)	(0.49)	(0.49)	(0.45)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.22)	(0.41)	(0.47)	(0.49)	(0.49)	(0.45)
Net Asset Value, End of Period	$11.30	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	1.95%	6.56%	17.02%	(3.99)%	5.30%	5.91%
Ratios to Average Net Assets:
Net expenses	1.10%[2]	1.10%	1.10%	1.11%	0.11%	1.10%
Net investment income	3.68%[2]	3.67%	4.36%	4.67%	4.55%	4.22%
Expense waiver/reimbursement[3]	0.06%[2]	0.07%	0.08%	0.17%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$171,568	$169,762	$186,638	$100,899	$81,501	$46,497
Portfolio turnover	33%	63%	49%	45%	36%	56%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.25	0.48	0.55	0.57	0.56	0.53
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	0.31	1.17	(0.90)	0.06	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.26	0.79	1.72	(0.33)	0.62	0.68
Less Distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.55)	(0.57)	(0.56)	(0.53)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.26)	(0.49)	(0.55)	(0.57)	(0.56)	(0.53)
Net Asset Value, End of Period	$11.30	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	2.33%	7.36%	17.90%	(3.26)%	6.09%	6.70%
Ratios to Average Net Assets:
Net expenses	0.35%[2]	0.35%	0.35%	0.36%	0.36%	0.35%
Net investment income	4.43%[2]	4.41%	5.11%	5.41%	5.29%	4.92%
Expense waiver/reimbursement[3]	0.09%[2]	0.10%	0.10%	0.17%	0.20%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,393,351	$3,057,603	$2,255,608	$1,292,720	$1,149,888	$813,367
Portfolio turnover	33%	63%	49%	45%	36%	56%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.30	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.23	0.45	0.52	0.54	0.52	0.50
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	0.31	1.17	(0.90)	0.07	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.76	1.69	0.36	0.59	0.65
Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.52)	(0.54)	(0.53)	(0.50)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.24)	(0.46)	(0.52)	(0.54)	(0.53)	(0.50)
Net Asset Value, End of Period	$11.30	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	2.18%	7.04%	17.55%	(3.55)%	5.79%	6.39%
Ratios to Average Net Assets:
Net expenses	0.65%[2]	0.65%	0.65%	0.65%	0.64%	0.65%
Net investment income (loss)	4.12%[2]	4.11%	4.82%	5.13%	4.99%	4.61%
Expense waiver/reimbursement[3]	0.29%[2]	0.31%	0.32%	0.39%	0.40%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,806,839	$2,177,901	$1,661,129	$1,084,231	$756,089	$644,797
Portfolio turnover	33%	63%	49%	45%	36%	56%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,020.50	$4.53
Class B Shares	$1,000	$1,017.70	$7.29
Class C Shares	$1,000	$1,017.90	$7.14
Class R Shares	$1,000	$1,019.50	$5.54
Institutional Shares	$1,000	$1,023.30	$1.77
Institutional Service Shares	$1,000	$1,021.80	$3.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,017.70	$7.29
Class C Shares	$1,000	$1,017.85	$7.14
Class R Shares	$1,000	$1,019.45	$5.54
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,021.69	$3.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.45%
Class C Shares	1.42%
Class R Shares	1.10%
Institutional Shares	0.35%
Institutional Service Shares	0.65%

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	45.6%
Mortgage-Backed Securities[3]	24.7%
U.S. Treasury and Agency Securities	14.4%
Collateralized Mortgage Obligations	8.9%
Trade Finance Agreements	1.2%
Asset-Backed Securities	0.7%
Municipal Securities	0.1%
Certificate of Deposit[4]	0.0%
Adjustable Rate Mortgages[4]	0.0%
Derivative Contracts[4,5]	(0.0)%
Securities Lending Collateral[6]	0.9%
Other Security Types[7]	0.1%
Cash Equivalents[8]	9.5%
Other Assets and Liabilities — Net[9]	(6.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stock and preferred stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 35.7%
		Basic Industry - Chemicals – 0.7%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,301,681
4,790,000		Albemarle Corp., Sr. Unsecd. Note, 4.50%, 12/15/2020	4,896,743
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	11,705,324
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	374,107
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,258,984
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	5,201,544
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,970,028
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,059,700
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,922,148
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	6,651,206
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,433,243
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,068,509
		TOTAL	50,843,217
		Basic Industry - Metals & Mining – 1.5%
650,000		Alcan, Inc., 5.00%, 6/1/2015	720,691
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,541,724
1,790,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,837,426
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	969,094
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,576,222
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,245,326
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,545,618
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,351,726
8,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	8,283,226
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	4,566,697
3,000,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,629,955
14,215,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	17,148,334
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,581,179
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,264,566
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, 4.75%, 10/15/2014	456,341
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,689,800
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,270,027
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,684,382
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,820,878
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,434,657
7,800,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	10,390,550
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,844,363
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,687,942
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,225,536
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,968,179
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,233,317
		TOTAL	116,967,756
		Basic Industry - Paper – 0.4%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	625,143
15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	18,355,321
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,099,014
266,000		Westvaco Corp., 7.65%, 3/15/2027	290,285
2,250,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,429,362
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,477,500
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,539,159
		TOTAL	33,815,784
		Capital Goods - Aerospace & Defense – 0.3%
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	655,278
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,395,756
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,337,947
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,831,180
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,278,250
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,258,192
2,300,000		L-3 Communications Corp., Sr. Unsecd. Note, 4.95%, 2/15/2021	2,395,724
2,010,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	2,127,384
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,695,421
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,076,740
		TOTAL	26,051,872
		Capital Goods - Building Materials – 0.2%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	13,514,800
4,090,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	4,535,327
		TOTAL	18,050,127
		Capital Goods - Construction Machinery – 0.1%
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,735,303
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	73,988
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	526,238
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,676,625
		TOTAL	9,012,154
		Capital Goods - Diversified Manufacturing – 0.9%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,176,936
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	4,029,416
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,250,373
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,667,640
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,969,486
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,296,111
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,399,458
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,183,618
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,078,223
9,260,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	9,371,842
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,804,148
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	7,292,709
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	5,041,431
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,592,500
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,540,071
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,062,729
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	7,100,968
		TOTAL	65,857,659
		Capital Goods - Environmental – 0.2%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	6,922,815
4,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	5,317,707
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,109,345
		TOTAL	13,349,867
		Capital Goods - Packaging – 0.1%
4,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,681,999
		Communications - Media & Cable – 0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	204,864
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,727,262
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,524,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,660,525
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	6,837,758
7,300,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	7,791,544
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,374,438
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,098,266
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,294,197
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,520,214
		TOTAL	49,033,568
		Communications - Media Noncable – 0.4%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	5,234,824
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,291,231
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	285,311
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	7,849,198
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	1,986,503
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	679,853
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,229,296
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,565,095
		TOTAL	28,121,311
		Communications - Telecom Wireless – 0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	10,725,976
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,871,083
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,123,836
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	11,894,091
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,420,898
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,382,617
		TOTAL	39,418,501
		Communications - Telecom Wirelines – 1.2%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	30,634,609
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,768,530
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,020,540
6,050,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	6,420,980
7,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	7,961,379
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,686,230
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,961,537
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	5,955,634
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,451,057
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,360,496
16,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	19,275,859
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,720,826
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,078,484
		TOTAL	94,296,161
		Consumer Cyclical - Automotive – 1.2%
4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,946,723
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	6,194,884
25,910,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	28,948,282
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,335,846
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,228,162
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,011,650
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,499,035
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,257,489
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	16,212,184
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,925,825
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	10,066,487
3,300,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	3,398,426
		TOTAL	87,024,993
		Consumer Cyclical - Entertainment – 0.7%
12,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	12,762,794
2,280,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	2,444,596
3,000,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	3,119,046
2,325,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	2,546,157
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,055,032
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	5,705,250
2,280,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	2,387,433
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,215,953
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,646,391
4,810,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	4,859,267
3,800,000		Walt Disney Co., Sr. Unsecd. Note, Series MTNC, 5.70%, 7/15/2011	3,824,569
		TOTAL	49,566,488
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Cyclical - Lodging – 0.1%
$6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,221,644
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,201,669
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	909,246
		TOTAL	10,332,559
		Consumer Cyclical - Retailers – 0.6%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,105,413
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,581,457
601,533	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	603,777
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	505,456
2,990,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,392,391
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,357,317
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	4,889,415
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,595,600
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	2,987,600
4,500,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	5,096,250
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	215,359
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,609,169
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,303,881
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,159,664
10,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	11,337,043
		TOTAL	47,739,792
		Consumer Cyclical - Services – 0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,367,866
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	210,558
2,240,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	2,126,289
2,785,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	2,798,925
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,212,757
		TOTAL	11,716,395
		Consumer Non-Cyclical - Food/Beverage – 1.2%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,653,991
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,635,651
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,690,518
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,649,575
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	3,725,205
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,781,622
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,151,895
3,170,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,651,460
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,147,108
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,046,354
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,444,342
483,000		Kraft Foods, Inc., 5.625%, 11/1/2011	492,891
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	571,877
6,286,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	6,622,666
10,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,578,113
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	8,147,177
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,564,703
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,560,081
642,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	831,845
2,980,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	3,163,306
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,854,815
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	202,030
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	269,304
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,540,639
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,172,478
		TOTAL	89,149,646
		Consumer Non-Cyclical - Health Care – 0.5%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,186,000
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	2,045,271
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,456,258
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,193,446
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,823,167
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,191,497
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,648,390
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,670,411
6,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	8,004,538
5,380,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	5,497,375
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,869,539
		TOTAL	36,585,892
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,410,719
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,164,062
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,280,200
2,109,000	Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,406,653
3,000,000	Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,135,882
400,000	Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	476,643
3,740,000	Genentech, Inc., Note, 4.75%, 7/15/2015	4,143,498
6,960,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,151,535
2,000,000	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,296,569
10,730,000	Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	12,665,811
645,000	Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	773,127
	TOTAL	52,904,699
	Consumer Non-Cyclical - Products – 0.3%
1,330,000	Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,393,243
5,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	6,077,636
550,000	Philips Electronics NV, 4.625%, 3/11/2013	583,825
2,840,000	Philips Electronics NV, 5.75%, 3/11/2018	3,266,798
445,000	Snap-On, Inc., 6.25%, 8/15/2011	450,282
2,190,000	Whirlpool Corp., 5.50%, 3/1/2013	2,330,202
8,080,000	Whirlpool Corp., Note, 8.00%, 5/1/2012	8,588,523
	TOTAL	22,690,509
	Consumer Non-Cyclical - Supermarkets – 0.2%
4,000,000	Kroger Co., 7.50%, 1/15/2014	4,591,219
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,564,509
5,060,000	Kroger Co., Note, 6.80%, 12/15/2018	6,065,874
	TOTAL	14,221,602
	Consumer Non-Cyclical - Tobacco – 0.4%
7,740,000	Altria Group, Inc., 9.25%, 8/6/2019	10,235,160
4,260,000	Philip Morris International, Inc., 5.65%, 5/16/2018	4,863,521
5,000,000	Philip Morris International, Inc., 6.875%, 3/17/2014	5,776,888
5,000,000	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	6,012,500
	TOTAL	26,888,069
	Energy - Independent – 1.0%
2,780,000	Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	2,749,657
3,940,000	Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,357,659
10,000,000	Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,606,096
350,000	Canadian Natural Resources Ltd., 6.70%, 7/15/2011	352,591
1,980,000	Devon Energy Corp., 6.30%, 1/15/2019	2,359,774
11,093,000	Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	11,316,104
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,686,640
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,927,869
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,861,289
3,410,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	3,543,846
5,965,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	6,459,350
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,284,493
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	11,836,077
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	789,595
		TOTAL	75,131,040
		Energy - Integrated – 0.7%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,213,365
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,559,008
5,705,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,920,169
100,000		BP PLC, Deb., 8.75%, 3/1/2032	124,500
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,065,119
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	11,376,766
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,886,429
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,296,423
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,239,288
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,539,784
5,490,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	5,865,889
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	388,363
		TOTAL	56,475,103
		Energy - Oil Field Services – 0.2%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,669,720
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,273,224
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,205,732
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,280,566
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,424,872
		TOTAL	14,854,114
		Energy - Refining – 0.2%
2,200,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2041	2,369,997
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,701,059
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,754,986
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	963,818
		TOTAL	13,789,860
		Financial Institution - Banking – 7.5%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,181,417
4,035,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	4,208,537
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,172,177
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	7,252,016
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,862,063
8,640,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	8,875,197
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,175,696
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,745,217
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,902,030
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,298,949
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,321,549
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 9/29/2049	2,398,363
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,084,810
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,519,999
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,806,055
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,416,050
285,000		Capital One Capital V, 10.25%, 8/15/2039	304,950
13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	14,455,938
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	9,141,781
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,906,000
10,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	10,519,118
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,126,188
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,725,947
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,957,501
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,516,343
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	2,931,676
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,593,055
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,190,801
59,501,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	61,004,487
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,244,181
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$2,060,000	Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,079,910
1,000,000	Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,092,063
15,000,000	Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	15,277,082
1,250,000	Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,394,083
6,630,000	Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	6,813,160
4,520,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	4,630,692
6,000,000	Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,615,670
2,500,000	Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,594,252
7,820,000	Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,430,697
1,550,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,553,987
8,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,624,027
1,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,609,705
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,077,517
12,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	12,377,667
17,385,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	18,441,965
9,310,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/1/2018	10,200,315
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.60%, 1/15/2012	1,036,916
15,250,000	HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	16,370,543
4,680,000	HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	4,880,165
1,000,000	Hudson United Bancorp, 7.00%, 5/15/2012	1,058,504
1,850,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,136,334
1,660,000	JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,874,239
13,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,875,568
3,150,000	JPMorgan Chase & Co., Sub., 5.75%, 1/2/2013	3,369,568
4,500,000	JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,901,218
3,800,000	M & T Bank Corp., 5.375%, 5/24/2012	3,972,835
2,185,000	Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,205,577
80,000	Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	84,511
1,000,000	Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,056,750
650,000	Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	706,176
12,350,000	Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	13,160,385
250,000	Morgan Stanley Group, Inc., 5.30%, 3/1/2013	266,588
5,020,000	Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,050,200
17,200,000	Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	17,278,720
4,100,000	Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,293,682
10,000,000	Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	10,347,106
5,200,000	Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,433,948
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$6,800,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	7,104,999
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	6,524,874
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,054,193
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,155,880
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	762,972
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,226,649
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,260,908
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,128,845
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,096,681
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,281,042
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,603,092
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,269,178
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,379,373
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,471,674
1,114,974	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	853,134
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	8,809,219
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	84,511
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	837,291
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,624,076
4,280,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	4,386,167
4,380,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	4,350,093
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,402,060
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,046,289
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,497,734
11,990,000		Wachovia Corp., 5.75%, 2/1/2018	13,506,427
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,380,007
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	7,001,679
3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,493,135
		TOTAL	566,602,598
		Financial Institution - Brokerage – 1.2%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,132,069
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,560,156
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,744,687
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,101,558
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,466,249
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,175,454
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,696,882
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	6,976,544
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	4,242,472
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	4,399,912
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	11,001,174
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,867,590
440,000		Nuveen Investments, 5.50%, 9/15/2015	398,200
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,394,301
3,345,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	3,467,258
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,719,913
		TOTAL	87,344,419
		Financial Institution - Finance Noncaptive – 1.7%
1,580,000		American Express Co., Note, 2.75%, 9/15/2015	1,595,620
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	7,239,333
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,011,174
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,611,346
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,192,584
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,726,636
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,190,664
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	6,510,510
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	16,007,509
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,961,764
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	15,747,818
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,100,774
1,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,833,431
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,239,042
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,430,581
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	10,461,430
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	3,752,499
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	214,671
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	1,997,672
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,002,340
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,509,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,109,000	[1,2]	HSBC Finance Corp., Sr. Sub., Series 144A, 6.676%, 1/15/2021	1,192,159
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	50,002
4,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	4,238,916
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, 5.97%, 12/21/2065	845,170
3,960,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	3,996,008
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,101,500
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,818,235
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	896,888
		TOTAL	126,475,276
		Financial Institution - Insurance - Health – 0.2%
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,762,098
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,824,782
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,499,738
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,025,420
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	5,179,676
		TOTAL	18,291,714
		Financial Institution - Insurance - Life – 1.6%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	845,994
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,472,766
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,289,586
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,474,780
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	10,529,617
2,070,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,441,529
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	23,668,626
9,850,000	[1,2]	Met Life Global Funding I, Sr. Secd. Note, 5.125%, 11/9/2011	10,051,088
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,745,873
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	3,135,000
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,551,686
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	5,978,836
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	12,652,290
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	4,338,078
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,243,552
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,287,877
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,705,492
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,186,265
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	518,664
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,586,500
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	12,313,459
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.20%, 11/15/2040	2,194,313
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,138,131
		TOTAL	124,350,002
		Financial Institution - Insurance - P&C – 0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,380,086
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,902,270
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,904,923
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,044,005
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,344,606
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,181,983
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,429,396
2,880,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,276,939
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,093,497
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	876,057
3,615,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2021	3,560,468
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,867,031
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	8,523,505
1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,425,524
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,707,397
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	8,136,675
		TOTAL	68,654,362
		Financial Institution - REITs – 1.1%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,192,681
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,293,278
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,567,072
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,872,625
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	932,924
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,502,031
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,868,789
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,164,474
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,267,727
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,025,765
6,400,000		Prologis, Sr. Note, 6.875%, 3/15/2020	7,278,144
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,647,608
3,080,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	3,144,304
14,000,000		Simon Property Group LP, 6.125%, 5/30/2018	15,974,403
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,890,734
1,350,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,350,000
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,664,404
		TOTAL	82,636,963
		Foreign-Local-Government – 0.4%
900,000		Province of Ontario, 4.375%, 2/15/2013	949,050
18,850,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 2/15/2021	27,129,373
		TOTAL	28,078,423
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	719,240
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,438,835
		TOTAL	2,158,075
		Sovereign – 0.1%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,816,559
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,185,192
		TOTAL	7,001,751
		Technology – 1.5%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,898,199
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,290,484
2,500,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,564,350
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	21,213,628
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,609,348
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	15,496,363
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,826,545
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,884,919
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,307,787
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,663,866
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,324,040
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,400,520
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	593,103
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$135,000		IBM Corp., Deb., 7.50%, 6/15/2013	152,950
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,242,462
2,950,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,443,889
1,340,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,410,904
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,363,706
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,933,414
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,521,203
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,134,069
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	575,737
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,659,840
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,091,367
2,100,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	2,271,478
2,255,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	2,257,282
		TOTAL	112,131,453
		Transportation - Airlines – 0.3%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,313,986
18,168,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	19,553,237
		TOTAL	24,867,223
		Transportation - Railroads – 0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,095,856
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	10,366,019
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,420,355
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,187,523
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,462,176
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,715,299
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,569,792
		TOTAL	28,817,020
		Transportation - Services – 0.2%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,363,480
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	256,037
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,870,853
2,565,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	2,642,820
1,790,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,809,254
3,580,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	3,441,520
		TOTAL	13,383,964
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Utility - Electric – 1.9%
$2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,733,367
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,326,510
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	857,792
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,243,155
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,470,339
410,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	471,256
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,374,497
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,856,832
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,207,614
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,415,174
2,990,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	3,302,546
5,885,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	6,284,551
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,973,444
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	296,472
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	8,822,321
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,646,030
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,216,405
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,615,879
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	7,183,436
1,830,562	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,062,992
5,560,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	6,178,112
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,940,579
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,105,980
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,439,288
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,199,472
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,941,976
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,850,041
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	967,937
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,043,048
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, 5.375%, 5/1/2021	6,199,502
3,300,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,376,414
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	499,535
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	775,858
2,000,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,439,022
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,578,717
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,316,468
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,210,951
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,169,314
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,406,540
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,811,166
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,859,519
		TOTAL	147,670,051
		Utility - Natural Gas Distributor – 0.4%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,290,909
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,116,775
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,655,005
1,700,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,850,905
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,258,009
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,108,024
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,057,491
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,340,492
		TOTAL	33,677,610
		Utility - Natural Gas Pipelines – 1.0%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	715,492
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,297,536
2,280,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	2,256,614
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,295,993
2,985,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,107,507
5,820,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	7,009,887
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,863,628
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,856,486
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,667,424
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,248,093
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,943,877
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$12,470,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	13,089,577
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,232,159
3,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	3,298,582
		TOTAL	73,882,855
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,485,002,856)	2,704,594,496
		Adjustable Rate Mortgages – 0.0%
		Federal National Mortgage Association – 0.0%
18,859		FNMA ARM 681769, 2.25%,1/01/2033	19,601
		Government National Mortgage Association – 0.0%
1,392		GNMA2 ARM 8717, 2.125%, 10/20/2025	1,432
2,764		GNMA2 ARM 80201, 30 Year, 3.375%, 5/20/2028	2,893
		TOTAL	4,325
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $23,746)	23,926
		Asset-Backed Securities – 0.7%
		Commercial Mortgage – 0.7%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	11,922,078
33,680,000		Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	37,223,527
		TOTAL	49,145,605
		Financial Institution - Finance Noncaptive – 0.0%
302,242		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	204,367
		Home Equity Loan – 0.0%
4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,753
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $40,626,228)	49,353,725
		Certificate of Deposit – 0.0%
		Financial Institution - Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $86,249)	89,756
		GOVERNMENT AGENCIES – 4.8%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	695,443
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,099,230
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,028,044
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	48,089,565
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,347,454
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,001,956
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,150,986
2,000,000	[4]	Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,116,239
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,297,577
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,043,578
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	477,202
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,029,564
40,000,000	[4]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	45,838,240
200,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	201,339,740
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,134,903
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	430,643
40,000,000	[4]	Federal National Mortgage Association, 3.875%, 7/12/2013	42,751,336
5,780,000	[4]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,508,724
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,102,551
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,097,908
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $350,789,544)	367,580,883
		Governments/Agencies – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,628,100
3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	4,237,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,965,832)	23,865,100
		U.S. Treasury – 7.6%
		U.S. Treasury Bonds – 2.2%
18,500,000		United States Treasury Bond, 3.875%, 8/15/2040	17,416,015
40,400,000	[5]	United States Treasury Bond, 4.25%, 11/15/2040	40,586,220
100,000,000		United States Treasury Bond, 4.75%, 2/15/2041	109,179,690
		TOTAL	167,181,925
		U.S. Treasury Notes – 5.4%
10,000,000		United States Treasury Note, 1.00%, 9/30/2011	10,029,688
125,000,000		United States Treasury Note, 1.125%, 6/15/2013	126,650,250
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	9,339,257
148,000,000		United States Treasury Note, 3.625%, 2/15/2021	155,642,809
102,123,000		United States Treasury Inflation-Protected Note, 1.125%, 1/15/2021	105,653,423
		TOTAL	407,315,427
		TOTAL U.S. TREASURY (IDENTIFIED COST $562,260,685)	574,497,352
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Mortgage-Backed Securities – 0.0%
	Federal Home Loan Mortgage Corporation – 0.0%
$184,165	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	200,243
58,891	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	64,033
15,855	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	16,742
	TOTAL	281,018
	Federal National Mortgage Association – 0.0%
78,602	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	84,243
82,588	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	90,098
2,255	Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	2,324
327,172	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	352,356
	TOTAL	529,021
	Government National Mortgage Association – 0.0%
22,590	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	25,942
1,418	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,633
3,921	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,499
793	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	912
2,922	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,368
327	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	378
149,092	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	169,370
5,669	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	6,513
6,067	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	6,892
1,061	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,209
278,288	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	296,993
63,199	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	72,476
	TOTAL	590,185
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,275,296)	1,400,224
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 7.0%
		Commercial Mortgage – 7.0%
$18,512,867		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	18,676,493
14,782,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	15,909,573
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.933%, 2/10/2051	5,533,897
10,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.000%, 2/10/2051	10,186,350
10,000,000		Bear Stearns Commercial Mortgage Securities 2007-PW16, Class AM, 5.906%, 6/11/2040	10,341,155
4,676,277		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	4,813,658
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	20,758,642
12,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	13,607,439
14,837,451	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	15,126,544
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,631,279
10,000,000	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A3, 5.002%, 1/1/2021	10,713,546
5,757,919	[1,2]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	5,970,164
27,000,000	[1,2]	GS Mortgage Securities Corp. 2010-C2, Class A2, 5.162%, 12/10/2043	28,771,602
17,500,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	19,124,758
10,000,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.742%, 2/12/2049	10,193,425
34,318,928	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	35,825,642
13,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A3, 4.070%, 11/15/2043	12,965,755
14,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class A4, 4.717%, 2/15/2046	14,606,866
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,206,698
16,500,000		JP Morgan Chase Commercial Mortgage Securities, Class A4, 5.746%, 2/12/2049	18,180,495
29,602,000		LB-UBS Commercial Mortgage Trust 2007-C1, Class A4, 5.424%, 2/15/2040	32,282,150
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.324%, 4/15/2041	17,901,301
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	3,083,426
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$10,332,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.690%, 2/12/2051	11,277,562
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.461%, 2/12/2051	7,204,451
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	10,726,577
30,000,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	32,600,400
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	33,090,533
9,500,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class A4, 5.033%, 9/15/2047	10,213,199
7,501,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.257%, 9/15/2047	7,990,958
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.649%, 6/11/2042	25,821,224
16,913,511		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	16,893,691
24,960,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	25,174,561
		TOTAL	530,404,014
		Federal National Mortgage Association – 0.0%
14,369		Federal National Mortgage Association REMIC 1988-16 B, 9.500%, 6/25/2018	16,572
6,621		Federal National Mortgage Association REMIC 1989-35 G, 9.500%, 7/25/2019	7,846
		TOTAL	24,418
		Government National Mortgage Association – 0.0%
187,177		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	196,122
		Non-Agency Mortgage – 0.0%
6,756	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.005%, 1/28/2027	5,619
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $498,413,472)	530,630,173
		MUNICIPAL – 0.1%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/1/2038 (IDENTIFIED COST $10,061,547)	10,455,098
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	25,117
		Technology – 0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,325,437
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,170,419)	4,350,554
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUNDS – 43.1%[6]
6,485,390		Emerging Markets Fixed Income Core Fund	184,754,948
192,451,602		Federated Mortgage Core Portfolio	1,953,383,760
320,499,112	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	320,499,112
9,889,188		Federated Project and Trade Finance Core Fund	98,595,202
107,190,867		High Yield Bond Portfolio	713,891,174
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,123,978,198)	3,271,124,196
		Repurchase Agreement – 0.9%
$70,840,000		Interest in $5,680,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,680,022,089 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,795,887,478 (purchased with proceeds from securities lending collateral). (AT COST)	70,840,000
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $7,168,494,072)[8]	7,608,805,483
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[9]	(24,100,333)
		TOTAL NET ASSETS — 100%	$7,584,705,150

At May 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[10] United States Treasury Note 10-Year Short Futures	1,380	$169,200,938	September 2011	$(1,362,578)

At May 31, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Banc of America Securities LLC	Goldman Sachs and Co.
Reference Entity	Series 16 Investment- Grade Index	Series 16 Investment- Grade Index
Buy/Sell	Buy	Buy
Pay/Receive Fixed Rate	1.00%	1.00%
Expiration Date	6/20/2016	6/20/2016
Implied Credit Spread at 5/31/2011[11]	1.01%	1.01%
Notional Amount	$200,000,000	$300,000,000
Market Value	$(983,524)	$(1,475,286)
Upfront Premiums Received	$1,034,818	$1,552,226
Unrealized Appreciation	$51,294	$76,940
Semi-Annual Shareholder Report

Net Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $517,018,048, which represented 6.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2011, these liquid restricted securities amounted to $499,924,198, which represented 6.6% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $7,167,800,816.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,704,594,496	$ —	$2,704,594,496
Adjustable Rate Mortgages	—	23,926	—	23,926
Asset-Backed Securities	—	49,353,725	—	49,353,725
Certificate of Deposit	—	89,756	—	89,756
Government Agencies	—	367,580,883	—	367,580,883
Governments/Agencies	—	23,865,100	—	26,865,100
U.S. Treasury	—	574,497,352	—	574,497,352
Mortgage-Backed Securities	—	1,400,224	—	1,400,224
Collateralized Mortgage Obligations	—	530,630,173	—	530,630,173
Municipal	—	10,455,098	—	10,455,098
Equity Securities:
Preferred Stocks
Domestic	—	4,350,554	—	4,350,554
Mutual Funds	3,172,528,994	98,595,202**	—	3,271,124,196
Repurchase Agreement	—	70,840,000	—	70,840,000
TOTAL SECURITIES	$3,172,528,994	$4,436,276,489	$ —	$7,608,805,483
OTHER FINANCIAL INSTRUMENTS***	$(1,362,578)	$(2,458,810)	$ —	$(3,821,388)
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Includes $72,573,417 of securities transferred from Level 1 to Level 2 because the adviser determined that these securities more appropriately meet the definition of Level 2. Transfers shown represent the value of the securities at the beginning of the period.
***	Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $68,344,099 of securities loaned and $3,271,124,196 of investments in affiliated holdings (Note 5) (identified cost $7,168,494,072)		$7,608,805,483
Income receivable		44,524,550
Income receivable from affiliated holdings		12,265,357
Receivable for shares sold		16,202,279
TOTAL ASSETS		7,681,797,669
Liabilities:
Payable for shares redeemed	$12,558,523
Bank overdraft	149
Payable for daily variation margin	194,062
Payable for collateral due to broker for securities lending	70,840,000
Income distribution payable	7,895,720
Swaps, at value (net premium received $2,587,044)	2,458,810
Payable for periodic payments to swap contracts	1,000,000
Payable for distribution services fee (Note 5)	713,065
Payable for shareholder services fee (Note 5)	771,457
Accrued expenses	660,733
TOTAL LIABILITIES		97,092,519
Net assets for 671,088,918 shares outstanding		$7,584,705,150
Net Assets Consist of:
Paid-in capital		$7,187,579,693
Net unrealized appreciation of investments, futures contracts and swap contracts		439,077,067
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(39,061,200)
Distributions in excess of net investment income		(2,890,410)
TOTAL NET ASSETS		$7,584,705,150
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,004,894,346 ÷ 177,393,075 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share (100/95.50 of $11.30)	$11.83
Redemption proceeds per share	$11.30
Class B Shares:
Net asset value per share ($39,369,087 ÷ 3,483,434 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share (94.50/100 of $11.30)	$10.68
Class C Shares:
Net asset value per share ($168,682,981 ÷ 14,924,907 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share (99.00/100 of $11.30)	$11.19
Class R Shares:
Net asset value per share ($171,568,218 ÷ 15,180,253 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share	$11.30
Institutional Shares:
Net asset value per share ($3,393,351,429 ÷ 300,239,345 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share	$11.30
Institutional Service Shares:
Net asset value per share ($1,806,839,089 ÷ 159,867,904 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share	$11.30

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Interest (including income on securities loaned of $450,813)		$98,584,424
Dividends (including $74,288,659 received from affiliated holdings (Note 5))		74,344,880
Investment income allocated from affiliated partnership (Note 5)		6,395,635
TOTAL INCOME		179,324,939
Expenses:
Investment adviser fee (Note 5)	$11,258,003
Administrative fee (Note 5)	2,931,471
Custodian fees	128,687
Transfer and dividend disbursing agent fees and expenses (Note 2)	2,334,163
Directors'/Trustees' fees	31,545
Auditing fees	12,674
Legal fees	4,280
Portfolio accounting fees	151,276
Distribution services fee (Note 5)	6,159,031
Shareholder services fee (Note 5)	4,970,723
Account administration fee (Note 2)	153,705
Share registration costs	173,964
Printing and postage	182,122
Insurance premiums	10,309
Taxes	276,129
Miscellaneous	11,582
TOTAL EXPENSES	28,789,664
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,063,076)
Waiver of administrative fee	(75,691)
Waiver of distribution services fee	(1,966,251)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2)	(1,222,128)
TOTAL WAIVERS AND REIMBURSEMENTS		$(5,327,146)
Net expenses			$23,462,518
Net investment income			155,862,421
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments (including realized gain of $3,957,429 on sales of investments in affiliated holdings (Note 5))			(26,294,133)
Net realized loss on futures contracts			(4,842,469)
Net realized loss on swap contracts			(1,352,190)
Net realized gain on investments and swap contracts allocated from affiliated partnership (Note 5)			1,566,350
Realized gain distribution from affiliated investment company shares			80,500
Net change in unrealized appreciation of investments			43,623,249
Net change in unrealized depreciation of futures contracts			(788,110)
Net change in unrealized appreciation of swap contracts			(4,176,037)
Net realized and unrealized gain on investments, futures contracts and swap contracts			7,817,160
Change in net assets resulting from operations			$163,679,581

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$155,862,421	$266,465,817
Net realized gain (loss) on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(30,841,942)	14,001,285
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	38,659,102	165,043,884
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	163,679,581	445,510,986
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(39,335,716)	(54,631,427)
Class B Shares	(702,074)	(1,412,440)
Class C Shares	(2,951,649)	(5,378,585)
Class R Shares	(3,176,102)	(5,954,251)
Institutional Shares	(71,519,672)	(121,459,741)
Institutional Service Shares	(41,508,803)	(78,055,845)
Distributions from net realized gain on investments, futures contracts and swap contracts
Class A Shares	(1,217,401)	—
Class B Shares	(26,761)	—
Class C Shares	(110,138)	—
Class R Shares	(104,199)	—
Institutional Shares	(1,915,088)	—
Institutional Service Shares	(1,348,151)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(163,915,754)	(266,892,289)
Share Transactions:
Proceeds from sale of shares	1,663,442,175	3,840,671,206
Net asset value of shares issued to shareholders in payment of distributions declared	115,531,333	180,257,772
Cost of shares redeemed	(1,766,988,857)	(1,890,972,151)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,984,651	2,129,956,827
Change in net assets	11,748,478	2,308,575,524
Net Assets:
Beginning of period	7,572,956,672	5,264,381,148
End of period (including undistributed (distributions in excess of) net investment income of $(2,890,410) and $441,185, respectively)	$7,584,705,150	$7,572,956,672

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2011 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Semi-Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Institutional Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended May 31, 2011, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$937,872	$(366,935)	$13,379
Class B Shares	$25,065	$(2,932)	$ —
Class C Shares	$65,621	$ —	$7,105
Class R Shares	$217,542	$ —	$ —
Institutional Shares	$605,536	$(491,093)	$ —
Institutional Service Shares	$482,527	$(361,168)	$133,221
TOTAL	$2,334,163	$(1,222,128)	$153,705

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable Semi-Annual Shareholder Report broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Semi-Annual Shareholder Report

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$68,344,099	$70,840,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at May 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$12,000,000	$12,762,794
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 – 3/25/2010	$4,469,250	$4,325,437
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.005%, 12/8/2027	2/4/1998	$16,467	$5,619
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$1,362,578*
Credit contracts	Swaps, at value	$2,458,810
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,821,388
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(4,842,469)	$(4,842,469)
Credit contracts	$(1,352,190)	$ —	$(1,352,190)
TOTAL	$(1,352,190)	$(4,842,469)	$(6,194,659)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(788,110)	$(788,110)
Credit contracts	$(4,176,037)	$ —	$(4,176,037)
TOTAL	$(4,176,037)	$(788,110)	$(4,964,147)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	44,993,234	$502,041,378	112,658,528	$1,257,828,911
Shares issued to shareholders in payment of distributions declared	3,528,578	39,437,714	4,636,570	51,847,222
Shares redeemed	(42,739,660)	(477,684,758)	(35,802,830)	(400,418,720)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,782,152	$63,794,334	81,492,268	$909,257,413
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	303,352	$3,375,774	1,709,208	$19,054,146
Shares issued to shareholders in payment of distributions declared	54,032	603,733	107,602	1,200,246
Shares redeemed	(832,013)	(9,285,594)	(1,493,122)	(16,646,845)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(474,629)	$(5,306,087)	323,688	$3,607,547
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,922,571	$21,424,001	7,760,716	$86,369,710
Shares issued to shareholders in payment of distributions declared	206,210	2,304,284	352,458	3,936,523
Shares redeemed	(3,430,293)	(38,218,577)	(3,686,267)	(41,143,908)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,301,512)	$(14,490,292)	4,426,907	$49,162,325
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	2,586,576	$28,825,340	6,925,769	$77,040,702
Shares issued to shareholders in payment of distributions declared	278,355	3,110,885	509,579	5,678,867
Shares redeemed	(2,705,240)	(30,210,301)	(9,384,746)	(103,709,586)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	159,691	$1,725,924	(1,949,398)	$(20,990,017)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,253,568	$783,087,040	136,124,991	$1,513,399,529
Shares issued to shareholders in payment of distributions declared	2,840,364	31,752,293	4,280,461	47,822,056
Shares redeemed	(43,391,958)	(483,620,566)	(74,949,562)	(837,428,549)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	29,701,974	$331,218,767	65,455,890	$723,793,036
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	29,119,018	$324,688,642	79,645,519	$886,978,208
Shares issued to shareholders in payment of distributions declared	3,430,200	38,322,424	6,248,181	69,772,858
Shares redeemed	(65,382,267)	(727,969,061)	(44,229,761)	(491,624,543)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(32,833,049)	$(364,957,995)	41,663,939	$465,126,523
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,034,627	$11,984,651	191,413,294	$2,129,956,827

4. FEDERAL TAX INFORMATION

At May 31, 2011, the cost of investments for federal tax purposes was $7,167,800,816. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from swap contracts and futures contracts was $441,004,667. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $445,358,828 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,354,161.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the Adviser voluntarily waived $1,841,964 of its fee. In addition, for the six months ended May 31, 2011, an affiliate of the adviser reimbursed $1,222,128 of transfer and dividend disbursing agent fees and expenses.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $75,691 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Institutional Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,483,343	$ —
Class B Shares	$154,050	$ —
Class C Shares	$641,696	$ —
Class R Shares	$422,253	$(100)
Institutional Service Shares	$2,457,689	$(1,966,151)
TOTAL	$6,159,031	$(1,966,251)
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2011, FSC retained $3,109,860 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2011, FSC retained $51,748 in sales charges from the sale of Class A Shares. FSC also retained $14,874 of CDSC relating to redemptions of Class A Shares and $28,712 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$2,469,964
Class B Shares	$51,350
Class C Shares	$206,664
Institutional Service Shares	$2,242,745
TOTAL	$4,970,723

For the six months ended May 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 1.45%, 1.45%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2011, the Adviser reimbursed $221,112. Transactions involving affiliated holdings during the six months ended May 31, 2011, were as follows:

Affiliates	Balance of Shares Held 11/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	7,781,422	1,188,201	2,484,233	6,485,390	$184,754,948	$7,961,985*
Federated Mortgage Core Portfolio	146,357,803	46,093,799	—	192,451,602	$1,953,383,760	$36,976,075
Federated Prime Value Obligations Fund, Institutional Shares	170,207,088	1,964,756,156	1,814,464,132	320,499,112	$320,499,112	$373,812
Federated Project and Trade Finance Core Fund	7,271,885	2,617,303	—	9,889,188	$98,595,202	$2,124,153**
High Yield Bond Portfolio	109,559,929	13,568,193	15,937,255	107,190,867	$713,891,174	$34,895,119
TOTAL OF AFFILIATED TRANS- ACTIONS	441,178,127	2,028,223,652	1,832,885,620	636,516,159	$3,271,124,196	$82,331,144
*	Includes net realized gain on investments and swap contracts allocated from affiliated partnership of $1,566,350.
**	Includes a capital gain distribution of $80,500.

The Fund invests in Federated Mortgage Core Portfolio (MBCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of MBCORE is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from MBCORE. Income distributions from MBCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of MBCORE. The financial statements of MBCORE are included within this Report to illustrate the security holdings, financial condition, results of operations Semi-Annual Shareholder Report and changes in net assets of the portfolio because the Fund invested in 84.6% of MBCORE's net assets at May 31, 2011. The financial statements of MBCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by MBCORE is discussed in the notes to its financial statements.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2011, were as follows:

Purchases	$1,025,920,498
Sales	$360,527,779

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

9. Subsequent events

On April 14, 2011, the Board of Directors approved the reorganization of High Grade Bond Portfolio, a portfolio of EquiTrust Series Fund, Inc. into the Fund. The transfer of assets from the High Grade Bond Portfolio into the Fund occurred after the close of business on July 15, 2011.

Additionally, the January 31, 2012 date in the definition of “Termination Date,” as presented on page 53 of this Semi-Annual Report under the section entitled Expense Limitation, shall be deemed changed to May 31, 2012, with respect to only the Class A Shares and Institutional Shares of the Fund.

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report

Financial Highlights – Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.05	$9.89	$9.93	$9.88	$9.91
Income From Investment Operations:
Net investment income	0.44[1]	0.53	0.55	0.57	0.56
Net realized and unrealized gain (loss) on investments	0.06	0.16	(0.04)	0.05	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.69	0.51	0.62	0.53
Less Distributions:
Distributions from net investment income	(0.49)	(0.53)	(0.55)	(0.57)	(0.56)
Net Asset Value, End of Period	$10.06	$10.05	$9.89	$9.93	$9.88
Total Return[2]	5.04%	7.09%	5.28%	6.48%	5.49%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%	0.00%[3]	0.02%	0.03%
Net investment income	4.37%	4.86%	5.22%	5.66%	5.55%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,959,812	$2,034,884	$1,918,613	$1,879,760	$1,230,612
Portfolio turnover	176%	156%	186%	285%	335%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	60%	50%	43%	55%	109%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited) – Federated Mortgage Core Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000.00	$1,007.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) – Federated Mortgage Core Portfolio

At December 31, 2010, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	101.7%
Non-Agency Mortgage-Backed Securities	2.4%
Repurchase Agreements — Collateral[2]	8.1%
Other Assets and Liabilities — Net[3]	(12.2)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments – Federated Mortgage Core Portfolio

December 31, 2010

Principal Amount			Value
		Collateralized Mortgage Obligations – 8.5%
		Federal Home Loan Mortgage Corporation – 3.3%
$14,634,322	[1]	REMIC 3144 FB, 0.610%, 4/15/2036	14,561,338
8,375,111	[1]	REMIC 3160 FD, 0.590%, 5/15/2036	8,342,778
4,163,249	[1]	REMIC 3175 FE, 0.570%, 6/15/2036	4,143,512
18,458,900	[1]	REMIC 3179 FP, 0.640%, 7/15/2036	18,430,637
2,298,530	[1]	REMIC 3206 FE, 0.660%, 8/15/2036	2,292,133
10,841,107	[1]	REMIC 3260 PF, 0.560%, 1/15/2037	10,802,204
6,898,087	[1]	REMIC 3296 YF, 0.660%, 3/15/2037	6,812,090
		TOTAL	65,384,692
		Federal National Mortgage Association – 2.8%
1,670,198	[1]	REMIC 2005-63 FC, 0.511%, 10/25/2031	1,654,961
10,106,431	[1]	REMIC 2006-104 FY, 0.601%, 11/25/2036	10,071,593
13,215,648	[1]	REMIC 2006-115 EF, 0.621%, 12/25/2036	13,161,475
3,110,899	[1]	REMIC 2006-43 FL, 0.661%, 6/25/2036	3,104,703
5,821,715	[1]	REMIC 2006-58 FP, 0.561%, 7/25/2036	5,798,780
10,794,249	[1]	REMIC 2006-81 FB, 0.611%, 9/25/2036	10,765,369
10,199,726	[1]	REMIC 2006-85 PF, 0.641%, 9/25/2036	10,152,071
		TOTAL	54,708,952
		Non-Agency Mortgage – 2.4%
5,000,201		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	4,972,729
5,387,168		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,025,796
10,186,538	[1]	Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	9,455,746
4,667,378		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	4,520,722
9,547,040		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	9,002,579
4,146,502		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,047,928
11,007,741		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,232,514
		TOTAL	47,258,014
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $169,368,417)	167,351,658
Semi-Annual Shareholder Report

Principal Amount			Value
		Mortgage-Backed Securities – 95.6%
		Federal Home Loan Mortgage Corporation – 60.2%
$5,000,000	[2]	3.500%, 1/1/2026	5,034,357
133,347,034	[2]	4.000%, 7/1/2025 - 1/1/2041	135,889,411
494,450,385	[2]	4.500%, 6/1/2019 - 1/1/2041	509,809,058
307,517,040		5.000%, 7/1/2019 - 4/1/2040	323,236,339
140,426,945		5.500%, 3/1/2021 - 12/1/2039	150,095,010
29,573,743		6.000%, 5/1/2014 - 9/1/2037	32,014,365
17,884,761		6.500%, 7/1/2014 - 4/1/2038	19,793,668
2,428,628		7.000%, 12/1/2011 - 9/1/2037	2,724,865
581,009		7.500%, 12/1/2022 - 5/1/2031	655,114
548,389		8.000%, 12/1/2029 - 3/1/2031	618,689
10,808		8.500%, 9/1/2025	12,422
23,114		9.000%, 5/1/2017	25,417
1,004		9.500%, 4/1/2021	1,164
		TOTAL	1,179,909,879
		Federal National Mortgage Association – 27.0%
63,553,441	[2]	4.000%, 7/1/2024 - 1/1/2041	63,909,672
21,334,433		4.500%, 12/1/2019 - 3/1/2039	22,162,706
$124,237,942		5.000%, 5/1/2023 - 7/1/2039	131,068,615
170,628,715		5.500%, 9/1/2014 - 7/1/2038	183,219,892
84,180,193		6.000%, 12/1/2013 - 2/1/2039	91,626,861
23,872,280		6.500%, 8/1/2014 - 10/1/2038	26,538,308
8,772,161		7.000%, 3/1/2012 - 6/1/2037	9,827,863
696,549		7.500%, 6/1/2011 - 6/1/2033	784,341
227,384		8.000%, 7/1/2023 - 3/1/2031	257,541
7,226		9.000%, 11/1/2021 - 6/1/2025	8,114
		TOTAL	529,403,913
		Government National Mortgage Association – 8.4%
5,000,000	[2]	4.000%, 1/15/2041	5,036,477
103,285,164		4.500%, 2/15/2039 - 7/15/2040	107,422,066
35,126,107		5.000%, 1/15/2039 - 8/20/2039	37,352,650
3,001,944		5.500%, 12/20/2038	3,232,484
5,915,945		6.000%, 10/15/2028 - 6/15/2037	6,504,318
954,339		6.500%, 10/15/2028 - 2/15/2032	1,076,239
1,075,228		7.000%, 11/15/2027 - 12/15/2031	1,214,233
522,398		7.500%, 4/15/2029 - 1/15/2031	592,610
612,303		8.000%, 1/15/2022 - 11/15/2030	697,545
Semi-Annual Shareholder Report

Principal Amount			Value
$50,172		8.500%, 3/15/2022 - 9/15/2029	56,864
1,863		9.500%, 10/15/2020	2,162
145,144		12.000%, 4/15/2015 - 6/15/2015	164,391
		TOTAL	163,352,039
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,809,959,817)	1,872,665,831
		Repurchase Agreements – 8.1%
79,770,000	[1]	Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of these underlying securities was $5,972,500,657.	79,770,000
57,396,000	[1,3]	Interest in $92,395,000 joint repurchase agreement 0.18%, dated 12/16/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $92,410,707 on 1/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2040 and the market value of these underlying securities was $95,163,712.	57,396,000
16,110,000	[1,3]	Interest in $21,555,000 joint repurchase agreement 0.16%, dated 12/13/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,557,970 on 1/13/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of this underlying security was $21,988,152.	16,110,000
5,011,000	[1,3]	Interest in $21,486,000 joint repurchase agreement 0.19%, dated 12/20/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,489,515 on 1/20/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of this underlying security was $21,917,194.	5,011,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	158,287,000
		TOTAL INVESTMENTS — 112.2% (IDENTIFIED COST $2,137,615,234)[4]	2,198,304,489
		OTHER ASSETS AND LIABILITIES - NET — (12.2)%[5]	(238,492,101)
		TOTAL NET ASSETS — 100%	$1,959,812,388

Semi-Annual Shareholder Report

1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	The cost of investments for federal tax purposes amounts to $2,135,069,021.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2010.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities – Federated Mortgage Core Portfolio

December 31, 2010

Assets:
Total investments in securities, at value (identified cost $2,137,615,234)		$2,198,304,489
Cash		793
Income receivable		7,125,162
Receivable for investments sold		40,914,660
Other receivables		251,754
TOTAL ASSETS		2,246,596,858
Liabilities:
Payable for investments purchased	$281,189,028
Payable for shares redeemed	334,665
Income distribution payable	5,201,497
Payable for Directors'/Trustees' fees	255
Accrued expenses	59,025
TOTAL LIABILITIES		286,784,470
Net assets for 194,892,255 shares outstanding		$1,959,812,388
Net Assets Consist of:
Paid-in capital		$1,943,509,341
Net unrealized appreciation of investments		59,923,821
Accumulated net realized loss on investments and futures contracts		(43,810,431)
Undistributed net investment income		189,657
TOTAL NET ASSETS		$1,959,812,388
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,959,812,388 ÷ 194,892,255 shares outstanding, no par value, unlimited shares authorized		$10.06

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations – Federated Mortgage Core Portfolio

Year Ended December 31, 2010

Investment Income:
Interest			$74,642,230
Dividends received from an affiliated issuer (Note 5)			15,358
TOTAL INCOME			74,657,588
Expenses:
Administrative personnel and services fee (Note 5)		$1,334,569
Custodian fees		80,692
Transfer and dividend disbursing agent fees and expenses		12,436
Directors'/Trustees' fees		16,008
Auditing fees		25,431
Legal fees		6,803
Portfolio accounting fees		206,792
Printing and postage		9,700
Insurance premiums		6,567
Miscellaneous		4,859
TOTAL EXPENSES		1,703,857
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(1,334,569)
Reimbursement of other operating expenses	(369,288)
TOTAL WAIVER AND REIMBURSEMENT		(1,703,857)
Net expenses			—
Net investment income			74,657,588
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			8,793,513
Net change in unrealized appreciation of investments			(2,346,838)
Net realized and unrealized gain on investments			6,446,675
Change in net assets resulting from operations			$81,104,263

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets – Federated Mortgage Core Portfolio

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$74,657,588	$93,616,092
Net realized gain (loss) on investments and futures contracts	8,793,513	(5,246,322)
Net change in unrealized appreciation/depreciation of investments	(2,346,838)	41,927,306
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,104,263	130,297,076
Distributions to Shareholders:
Distributions from net investment income	(82,066,785)	(101,394,679)
Share Transactions:
Proceeds from sale of shares	656,774,935	573,215,883
Net asset value of shares issued to shareholders in payment of distributions declared	17,784,906	19,033,256
Cost of shares redeemed	(748,668,620)	(504,881,059)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(74,108,779)	87,368,080
Change in net assets	(75,071,301)	116,270,477
Net Assets:
Beginning of period	2,034,883,689	1,918,613,212
End of period (including undistributed net investment income of $189,657 and $178,351, respectively)	$1,959,812,388	$2,034,883,689

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements – Federated Mortgage Core Portfolio

December 31, 2010

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses Semi-Annual Shareholder Report are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At December 31, 2010, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	64,569,656	57,000,954
Shares issued to shareholders in payment of distributions declared	1,750,794	1,897,085
Shares redeemed	(73,987,780)	(50,388,314)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,667,330)	8,509,725

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$7,420,503	$(7,420,503)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

Semi-Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$82,066,785	$101,394,679

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$173,908
Net unrealized appreciation	$63,235,468
Capital loss carryforwards and deferrals	$(47,106,329)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and dollar-roll transactions.

At December 31, 2010, the cost of investments for federal tax purposes was $2,135,069,021. The net unrealized appreciation of investments for federal tax purposes was $63,235,468. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $74,207,845 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,972,377.

At December 31, 2010, the Fund had a capital loss carryforward of $43,326,154 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$3,291,397
2014	$18,701,202
2015	$6,318,825
2017	$15,014,730

The Fund used capital loss carryforwards of $7,102,546 to offset taxable capital gains realized during the year ended December 31, 2010.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, for federal income tax purposes, post October losses of $3,780,175 were deferred to January 1, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may Semi-Annual Shareholder Report

voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2010, the Adviser voluntarily reimbursed $369,288 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2010, FAS waived its entire fee of $1,334,569.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2010	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	89,255,497	625,938,237	715,193,734	—	$ —	$15,358

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

Purchases	$ —
Sales	$11,817,305
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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated total return bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the three and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or Semi-Annual Shareholder Report indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770
Cusip 31428Q101
Cusip 31428Q507

28555 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Total Return Series, Inc.

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	July 19, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011